Cover	Oct. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 05, 2026
Entity Registrant Name	Azenta, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-25434
Entity Tax Identification Number	04-3040660
Entity Address, Address Line One	200 Summit Drive
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	888
Local Phone Number	229-3682
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	AZTA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000933974
Amendment Flag	false